Statement of Stockholder's Equity (Deficit) - USD ($)	Just Right Products, Inc. [Member] Common Stock [Member]	Just Right Products, Inc. [Member] Additional Paid In Capital [Member]	Just Right Products, Inc. [Member] Retained Earnings / (Accumulated Deficit) [Member]	Just Right Products, Inc. [Member]	Total
Balance at Dec. 31, 2015	$ 5,100	$ 76,800	$ (104,431)		$ (22,531)
Balance, shares at Dec. 31, 2015	510,000
Net income			30,925	$ 30,925	30,925
Balance at Dec. 31, 2016	$ 5,100	76,800	(73,506)	8,394	8,394
Balance, shares at Dec. 31, 2016	510,000
Net income			152,661	152,661	152,661
Balance at Dec. 31, 2017	$ 5,100	$ 76,800	$ 79,155	$ 161,055	$ 161,055
Balance, shares at Dec. 31, 2017	510,000